SEGMENTED INFORMATION - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017
Exploration and evaluation assets
Net expenditures (2)	$ 282	$ 317
Non-cash and fair value changes	(277)	(67)
Capitalized costs	5	250
Property, plant and equipment
Net expenditures (2)	4,175	12,755
Non-cash and fair value changes	(1,211)	6,029
Capitalized costs	2,964	18,784
Pre-tax non-cash revaluation gain	19	114
Head office
Property, plant and equipment
Net expenditures (2)	21	19
Non-cash and fair value changes	0	0
Capitalized costs	21	19
North America
Property, plant and equipment
Gain on sale of exploration and evaluation assets	16	35
North America | Operating segments
Exploration and evaluation assets
Net expenditures (2)	118	160
Non-cash and fair value changes	(52)	(184)
Capitalized costs	66	(24)
Property, plant and equipment
Net expenditures (2)	2,553	2,815
Non-cash and fair value changes	(362)	354
Capitalized costs	2,191	3,169
North Sea
Property, plant and equipment
Pre-tax non-cash revaluation gain	19
North Sea | Operating segments
Exploration and evaluation assets
Net expenditures (2)	0	0
Non-cash and fair value changes	0	0
Capitalized costs	0	0
Property, plant and equipment
Net expenditures (2)	131	160
Non-cash and fair value changes	(597)	95
Capitalized costs	(466)	255
Offshore Africa | Operating segments
Exploration and evaluation assets
Net expenditures (2)	(54)	15
Non-cash and fair value changes	0	0
Capitalized costs	(54)	15
Property, plant and equipment
Net expenditures (2)	228	89
Non-cash and fair value changes	(86)	12
Capitalized costs	142	101
Oil Sands Mining and Upgrading | Operating segments
Exploration and evaluation assets
Net expenditures (2)	218	142
Non-cash and fair value changes	(225)	117
Capitalized costs	(7)	259
Property, plant and equipment
Net expenditures (2)	1,229	9,592
Non-cash and fair value changes	(166)	5,454
Capitalized costs	1,063	15,046
Exploration and Production | Operating segments
Property, plant and equipment
Net expenditures (2)	2,912	3,064
Non-cash and fair value changes	(1,045)	461
Capitalized costs	1,867	3,525
Midstream
Property, plant and equipment
Pre-tax non-cash revaluation gain	114	114
After-tax non-cash revaluation gain	83	83
Midstream | Operating segments
Property, plant and equipment
Net expenditures (2)	13	80
Non-cash and fair value changes	0	114
Capitalized costs	$ 13	194
AOSP
Property, plant and equipment
Non-cash share considerations issued on the acquisition of AOSP and other assets		$ 3,818	$ 3,818